Note 7 - Subordinated Notes Payable	3 Months Ended
Jan. 31, 2025
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
7.	Subordinated notes payable:

(thousands of Canadian dollars)
	January 31	October 31	January 31
	2025	2024	2024

Issued April 2021, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of US $75.0 million, fixed effective interest rate of 5.38%, maturing May 2031. The fixed rate applies only until May 1, 2026, at which point the obligation switches to floating rate and the notes are redeemable by the Bank, subject to regulatory approval.	$106,824	$102,503	$98,433

Issued March 2019, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 14), fixed effective interest rate of 10.41%, maturing March 2029.	-	-	4,922

	$106,824	$102,503	$103,355

VERSABANK

Notes to Interim Consolidated Financial Statements

(Unaudited)

Three month periods ended January 31, 2025 and 2024